Subsequent events	12 Months Ended
Dec. 31, 2019
Events After Reporting Period [Abstract]
Subsequent events	Subsequent events
Subsequent to December 31, 2019, the Revolving Facility was extended to March 2025. The Revolving Facility remained undrawn as of February 25, 2020.
On February 25, 2020, the Alcon Board of Directors approved the proposal to submit the 2019 financial statements of Alcon Inc. and these Consolidated Financial Statements for approval at the Annual General Meeting on May 6, 2020.  Additionally on February 25, 2020, the Board proposed a dividend of CHF 0.19 per share to be approved at the same Annual General Meeting.  If approved, the total dividend payments would amount to approximately $95 million using the CHF/USD exchange rate as of February 21,2020.
The Board of Directors has evaluated subsequent events as they relate to Alcon for potential recognition or disclosures from January 1, 2020 to the date of the approval of these Consolidated Financial Statements and has determined there are no additional subsequent events to be reported in these Consolidated Financial Statements.